Investment Properties, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Lease Income [Member]
Disclosure of detailed information about investment property [line items]
Mall income	$ 90	$ 29	$ 74